FINANCIAL INSTRUMENTS - Disclosure of Financial assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial liabilities at amortized cost
Financial instruments
Financial liabilities	$ 32,279	$ 38,609
Financial liabilities at amortized cost | Credit from banks and others
Financial instruments
Financial liabilities	2,160	2,169
Financial liabilities at amortized cost | Trade payables
Financial instruments
Financial liabilities	3,884	3,757
Financial liabilities at amortized cost | Other payables
Financial instruments
Financial liabilities	8,536	8,110
Financial liabilities at amortized cost | Loans from banks
Financial instruments
Financial liabilities	10,460	13,008
Financial liabilities at amortized cost | Lease liabilities
Financial instruments
Financial liabilities	7,239	11,565
Financial liabilities at fair value through profit or loss
Financial instruments
Financial liabilities	0	8,295
Financial liabilities at fair value through profit or loss | Liability for share options
Financial instruments
Financial liabilities	0	7,164
Financial liabilities at fair value through profit or loss | Other payables - liability to underwriters
Financial instruments
Financial liabilities	0	1,131
Financial assets at amortized cost
Financial instruments
Financial assets	27,949	20,315
Financial assets at amortized cost | Cash and cash equivalents
Financial instruments
Financial assets	6,693	4,483
Financial assets at amortized cost | Short term deposits
Financial instruments
Financial assets	10,579	5,700
Financial assets at amortized cost | Trade receivables
Financial instruments
Financial assets	8,557	7,797
Financial assets at amortized cost | Other accounts receivable
Financial instruments
Financial assets	1,792	1,912
Financial assets at amortized cost | Long term deposits
Financial instruments
Financial assets	328	423
Financial assets at fair value through profit or loss
Financial instruments
Financial assets	9,125	8,762
Financial assets at fair value through profit or loss | Call option from non-controlling interests
Financial instruments
Financial assets	147	245
Financial assets at fair value through profit or loss | Short-term investments
Financial instruments
Financial assets	$ 8,978	$ 8,517